LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		May 31, 2019	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss			$ (858,699)	¥ (5,602,990)	¥ (3,160,507)	¥ (1,619,152)
Add: Accretion to redemption value of convertible redeemable preferred shares | ¥					(552,036)	(1,571,182)
Add: Deemed distribution to a certain holder of Series B convertible redeemable preferred shares | ¥					(2,127)
Less: Net loss attributable to non-controlling interests			(2,128)	(13,885)	(2,074)
Net loss attributable to the Company's ordinary shareholders and angel shareholders			$ (856,571)	¥ (5,589,105)	¥ (3,712,596)	¥ (3,190,334)
Denominator:
Weighted average number of shares outstanding used in calculating basic and diluted loss per share | shares	[1]		2,021,919,061	2,021,919,061	1,609,200,055	739,037,500
Basic and diluted loss per share: | (per share)	[1]		$ (0.42)	¥ (2.76)	¥ (2.31)	¥ (4.32)
Shares excluded from the calculation of diluted loss per share | shares			0	0	19,753,888	817,031
Share split ratio		500			500

[1]	1-to-500 share split concurrent with the completion of IPO in May 2019 was accounted for on a retrospective basis for the calculation of basic and diluted loss per share as if it was completed at the inception of the Company.